Common Stock and Capital Surplus (Changes in Number of Issued Shares of Common Stock) (Detail) - Common Stock [Member] - shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Common Stock and Capital Surplus Disclosure [Line Items]
Balance at beginning of fiscal year	13,581,995,120	13,667,770,520	13,900,028,020
Retirement of shares of common stock	0	(85,775,400)	(232,257,500)
Balance at end of fiscal year	13,581,995,120	13,581,995,120	13,667,770,520